Income Taxes - Schedule of Tax Effects of Temporary Differences that Gave Rise to Significant Portions of the Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses	$ 3,070,085	$ 2,280,097
Stock-based compensation	856,902	784,932
Operating lease liabilities	386,588	516,031
Section 174 expenses, net	487,860	476,842
Accruals and reserves	489,382	227,221
Intangible assets	118,691	214,100
Property and equipment	90,104	44,128
Gross deferred tax assets	5,499,612	4,543,351
Valuation allowance	(5,155,597)	(4,074,980)
Net deferred tax assets	344,015	468,371
Deferred tax liabilities:
Operating lease right-of-use assets	(344,015)	(468,371)
GIGCAPITAL5, INC
Deferred tax assets:
Start-up costs	2,895,226	1,530,299
Valuation allowance	$ (2,895,226)	$ (1,530,299)